Gain on sale of assets	12 Months Ended
Dec. 31, 2012
Gain on sale of assets [Abstract]
Gain on sale of assets
Note 8 – Gain on sale of assets

The Company has recognized the following gains and losses on sales of assets:
(In US$ millions)	Net proceeds	Book value on disposal	Gain/Loss
Year ended December 31, 2012:	-	-	-
Total for year ended December 31, 2012	-	-	-

Year ended December 31, 2011:
Sale of jack-up West Juno	248	226	22
Total for year ended December 31, 2011	248	226	22

Year ended December 31, 2010:
Sale of Jack-up rig West Larissa	55	29	26
Total for year ended December 31, 2010	55	29	26